Material accounting policies (Details)	12 Months Ended
Dec. 31, 2025 item
Investment in airport concessions
Number of airports under a concession granted	13
Concession period granted by the Mexican Government through the Ministry of Communications and Transportation, and to use their facilities (in years)	50 years
Major maintenance provisions
Period for estimated major maintenance costs review and updation	5 years
Revenue recognition
Time lag with respect to the commercial revenues for those tenants whose stated percentage of monthly income is greater than the minimum monthly fee (in months)	1 month